Stock-Based Compensation - Stock Options and Valuation Model (Details) - Common Shares - Stock Options - Long-Term Incentive Plans - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Black Scholes valuation model assumptions
Expected life			4 years 8 months 12 days
Expected annual volatility rate			30.50%
Dividend yield			0.00%
Risk-free interest rate			1.20%
Estimated annual forfeiture rate			9.40%
Stock compensation, stock option rollforward schedule, number of options
Outstanding, begin of period (in shares)	3,495,000
Exercisable options, beginning of period (in shares)	2,475,000
Exercised options (in shares)	(2,318,000)
Forfeited options (in shares)	(19,000)
Expired options (in shares)	(352,000)
Outstanding, end of period (in shares)	806,000	3,495,000
Exercisable options, ending of period (in shares)	420,000	2,475,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price (USD per share)	$ 41.10
Options exercisable, begin of period - weighted average exercise price (USD per share)	40.79
Options exercised, weighted average exercise price (USD per share)	39.45
Options forfeited, weighted average exercise price (USD per share)	43.12
Options expired, weighted average exercise price (USD per share)	47.29
Options outstanding, end of period - weighted average exercise price (USD per share)	43.10	$ 41.10
Options exercisable, end of period - weighted average exercise price (USD per share)	$ 42.39	$ 40.79
Aggregate intrinsic value, options outstanding	$ 7
Aggregate intrinsic value, options exercisable	$ 4
Weighted average remaining contractual life, outstanding	6 years
Weighted average remaining contractual life, exercisable	5 years 8 months 12 days
Options granted, weighted average grant date fair value			$ 12.77
Aggregate intrinsic value, options exercised	$ 19	$ 1	$ 4
Terminated Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	30 days
Minimum | Retired Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	90 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Maximum | Retired Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	1 year